RELATED PARTY TRANSACTIONS - Acquired Intangible Assets (Details) - IBM - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of services
Related Party Transaction [Line Items]
Fee for use of acquired intangible assets	$ 26	$ 31	$ 15
Selling, general and administrative expense.
Related Party Transaction [Line Items]
Fee for use of acquired intangible assets	$ 37	$ 49	$ 23